Share Capital and Reserves - Summary of Number of Shares (Detail) - Options	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [Line Items]
Options exercised during the year	1,589,335	2,223,574	2,876,066
Issued Shares [member]
Disclosure of classes of share capital [Line Items]
Options exercised during the year	1,589,335	2,209,638
Treasury Shares/Own Shares [member]
Disclosure of classes of share capital [Line Items]
Options exercised during the year		13,936	2,876,066